Scope of consolidation - non-controlling interests (Details) - EUR (€) € in Millions	1 Months Ended		3 Months Ended
	Jan. 31, 2017	Dec. 31, 2015	Sep. 30, 2017
FMM Pernambuco
Disclosure of subsidiaries [line items]
Percent of subsidiary disposed	16.00%
Gains on disposals of investments			€ 19
Teksid S.p.A.
Disclosure of subsidiaries [line items]
Additional percentage acquired		15.20%